TIMOTHY PLAN CONSERVATIVE GROWTH PORTFOLIO – VARIABLE SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS (a) — 42.1%
	EQUITY - 42.1%
37,000	Timothy Plan High Dividend Stock ETF	$ 1,071,150
66,695	Timothy Plan International ETF	1,855,108
57,878	Timothy Plan US Large/Mid Cap Core ETF	1,904,944
21,178	Timothy Plan US Small Cap Core ETF	688,241
	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,382,829)	5,519,443

	OPEN END FUNDS (b) — 55.7%
	EQUITY - 4.5%
47,551	Timothy Plan International Fund (c)	590,110

	FIXED INCOME - 45.1%
496,413	Timothy Plan Fixed Income Fund	5,182,554
75,061	Timothy Plan High Yield Bond Fund	734,847
		5,917,401
	MIXED ALLOCATION - 6.1%
61,964	Timothy Plan Defensive Strategies Fund (c)	797,480

	TOTAL OPEN END FUNDS (Cost $6,902,347)	7,304,991

	SHORT-TERM INVESTMENTS — 2.5%
	MONEY MARKET FUNDS - 2.5%
329,322	Fidelity Institutional Money Market Funds, Class I, 0.01% (Cost $329,322) (d)	329,322

	TOTAL INVESTMENTS - 100.3% (Cost $11,614,498)	$ 13,153,756
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(32,157)
	NET ASSETS - 100.0%	$ 13,121,599

ETF-	Exchange-Traded Fund.
(a)	Affiliated Funds.
(b)	Affiliated Funds – Class A.
(c)	Non-income producing securities.
(d)	Variable rate security; the rate shown represents the 7-day yield effective as of March 31, 2021.

TIMOTHY PLAN STRATEGIC GROWTH PORTFOLIO – VARIABLE SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS (a) — 60.7%
	EQUITY - 60.7%
68,880	Timothy Plan High Dividend Stock ETF	$ 1,994,076
142,200	Timothy Plan International ETF	3,955,265
92,688	Timothy Plan US Large/Mid Cap Core ETF	3,050,649
41,668	Timothy Plan US Small Cap Core ETF	1,354,123
	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,377,262)	10,354,113

	OPEN END FUNDS (b) — 38.5%
	EQUITY - 7.1%
97,203	Timothy Plan International Fund (c)	1,206,294

	FIXED INCOME - 24.5%
311,748	Timothy Plan Fixed Income Fund	3,254,646
94,394	Timothy Plan High Yield Bond Fund	924,119
		4,178,765
	MIXED ALLOCATION - 6.9%
91,107	Timothy Plan Defensive Strategies Fund (c)	1,172,542

	TOTAL OPEN END FUNDS (Cost $6,013,582)	6,557,601

	SHORT-TERM INVESTMENTS — 1.0%
	MONEY MARKET FUNDS - 1.0%
163,935	Fidelity Institutional Money Market Funds, Class I, 0.01% (Cost $163,935) (d)	163,935

	TOTAL INVESTMENTS - 100.2% (Cost $14,554,779)	$ 17,075,649
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(29,059)
	NET ASSETS - 100.0%	$ 17,046,590

ETF-	Exchange-Traded Fund.
(a)	Affiliated Funds.
(b)	Affiliated Funds – Class A.
(c)	Non-income producing securities.
(d)	Variable rate security; the rate shown represents the 7-day yield effective as of March 31, 2021.

Timothy Plan Conservative Growth Portfolio Variable Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
As of March 31, 2021

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange. NASDAQ traded securities are valued using the NASDAQ Official Closing Price. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds – Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2021 for the Portfolio's investments measured at fair value:

Assets		Level 1	Level 2	Level 3	Total
Exchange Traded Funds		$ 5,519,443	$ -	$ -	$ 5,519,443
Open End Funds		7,304,991	-	-	7,304,991
Money Market Fund		329,322	-	-	329,322
Total		$ 13,153,756	$ -	$ -	$ 13,153,756

The Fund did not hold any Level 2 or Level 3 securities during the period.

At March 31, 2021, the tax cost of investments and unrealized appreciation (depreciation) are as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Conservative Growth Portfolio	$ 11,710,037	$ 1,538,717	$ (94,998)	$ 1,443,719

Timothy Plan Strategic Growth Portfolio Variable Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
As of March 31, 2021

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange. NASDAQ traded securities are valued using the NASDAQ Official Closing Price. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds – Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2021 for the Portfolio's investments measured at fair value:

Assets		Level 1	Level 2	Level 3	Total
Exchange Traded Funds		$ 10,354,113	$ -	$ -	$ 10,354,113
Open End Funds		6,557,601	-	-	6,557,601
Money Market Fund		163,935	-	-	163,935
Total		$ 17,075,649	$ -	$ -	$ 17,075,649

The Fund did not hold any Level 2 or Level 3 securities during the period.

At March 31, 2021, the tax cost of investments and unrealized appreciation (depreciation) are as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Strategic Growth Portfolio	$ 14,586,108	$ 2,520,378	$ (30,837)	$ 2,489,541